Related party transactions	3 Months Ended
Mar. 31, 2021
Related party transactions
Related party transactions

3.    Related party transactions

Fresenius SE is the Company’s largest shareholder and owns 32.2% of the Company’s outstanding shares at March 31, 2021. The Else Kröner-Fresenius-Stiftung is the sole shareholder of Fresenius Management SE, the general partner of Fresenius SE, and has sole power to elect the supervisory board of Fresenius Management SE. The Company has entered into certain arrangements for services and products with Fresenius SE or its subsidiaries and with certain of the Company’s equity method investees as described in item a) below. The arrangements for leases with Fresenius SE or its subsidiaries are described in item b) below. The Company’s terms related to the receivables or payables for these services, leases and products are generally consistent with the normal terms of the Company’s ordinary course of business transactions with unrelated parties and the Company believes that these arrangements reflect fair market terms. The Company utilizes various methods to verify the commercial reasonableness of its related party arrangements. Financing arrangements as described in item c) below have agreed-upon terms which are determined at the time such financing transactions occur and reflect market rates at the time of the transaction. The relationship between the Company and its key management personnel who are considered to be related parties is described in item d) below. The Company's related party transactions are settled through Fresenius SE’s cash management system where appropriate.

a)    Service agreements and products

The Company is party to service agreements with Fresenius SE and certain of its affiliates (collectively “Fresenius SE Companies”) to receive services, including, but not limited to: administrative services, management information services, employee benefit administration, insurance, information technology services, tax services and treasury management services. The Company also provides central purchasing services to Fresenius SE Companies. These related party agreements generally have a duration of 1 to 5 years and are renegotiated on an as needed basis when the agreement comes due. The Company also provides administrative services to one of its equity method investees.

The Company sells products to Fresenius SE Companies and purchases products from Fresenius SE Companies and equity method investees. In addition, Fresenius Medical Care Holdings, Inc. (“FMCH”) purchases heparin supplied by Fresenius Kabi USA, Inc. (“Kabi USA”), through an independent group purchasing organization (“GPO”). Kabi USA is an indirect, wholly-owned subsidiary of Fresenius SE. The Company has no direct supply agreement with Kabi USA and does not submit purchase orders directly to Kabi USA. FMCH acquires heparin from Kabi USA, through the GPO contract, which was negotiated by the GPO at arm’s length on behalf of all members of the GPO.

In December 2010, the Company and Galenica Ltd. (now known as Vifor Pharma Ltd.) formed the renal pharmaceutical company Vifor Fresenius Medical Care Renal Pharma Ltd., an equity method investee of which the Company owns 45%. The Company has entered into exclusive supply agreements to purchase certain pharmaceuticals from, as well as certain exclusive distribution agreements with, Vifor Fresenius Medical Care Renal Pharma Ltd.

Under the Centers for Medicare and Medicaid Services' ("CMS") Comprehensive End-Stage Renal Disease (“ESRD”) Care Model, the Company and participating physicians formed entities known as ESRD Seamless Care Organizations (“ESCOs”) as part of a payment and care delivery model that seeks to deliver better health outcomes for Medicare ESKD patients while lowering CMS’s costs. The Company entered into participation/service agreements with these ESCOs, which are accounted for as equity method investees.

Below is a summary, including the Company’s receivables from and payables to the indicated parties, resulting from the above described transactions with related parties.

Service agreements and products with related parties

in € THOUS

	For the three months ended		For the three months ended		March 31,		December 31,
	March 31, 2021		March 31, 2020		2021		2020
	Sales of	Purchases of	Sales of	Purchases of
	goods and	goods and	goods and	goods and	Accounts	Accounts	Accounts	Accounts
	services	services	services	services	receivable	payable	receivable	payable
Service agreements(1)
Fresenius SE	34	8,286	28	5,450	168	3,807	251	3,655
Fresenius SE affiliates	979	24,016	1,187	26,328	703	5,922	824	7,944
Equity method investees	10,229	—	2,109	—	87,654	—	74,935	—
Total	11,242	32,302	3,324	31,778	88,525	9,729	76,010	11,599

Products
Fresenius SE affiliates	11,632	7,867	10,821	9,048	9,363	3,549	10,330	5,732
Equity method investees	—	106,002	—	112,129	—	72,202	—	57,207
Total	11,632	113,869	10,821	121,177	9,363	75,751	10,330	62,939
(1)	In addition to the above shown accounts payable, accrued expenses for service agreements with related parties amounted to €6,239 and €5,368 at March 31, 2021 and December 31, 2020, respectively.

In addition to the amounts noted in the table above, the Company recorded an accounts receivable amount of €54,323 related to dividend payments from Vifor Fresenius Medical Care Renal Pharma Ltd as of March 31, 2021.

b)    Lease agreements

In addition to the above-mentioned product and service agreements, the Company is a party to real estate lease agreements with Fresenius SE Companies, which mainly include leases for the Company’s corporate headquarters in Bad Homburg, Germany and production sites in Schweinfurt and St. Wendel, Germany. The leases have maturities up to the end of 2029.

Below is a summary resulting from the above described lease agreements with related parties.

Lease agreements with related parties

in € THOUS

	For the three months ended			For the three months ended
	March 31, 2021			March 31, 2020			March 31, 2021		December 31, 2020
		Interest	Lease		Interest	Lease	Right-of-use	Lease	Right-of-use	Lease
	Depreciation	expense	expense (1)	Depreciation	expense	expense (1)	asset	liability	asset	liability
Fresenius SE	1,979	170	345	1,124	110	1,099	56,089	56,690	58,073	58,610
Fresenius SE affiliates	3,280	290	37	3,247	334	70	76,673	77,955	80,188	81,410
Total	5,259	460	382	4,371	444	1,169	132,762	134,645	138,261	140,020
(1)	Short-term leases and expenses relating to variable lease payments as well as low value leases are exempted from balance sheet recognition.

c)    Financing

The Company receives short-term financing from and provides short-term financing to Fresenius SE. The Company also utilizes Fresenius SE’s cash management system for the settlement of certain intercompany receivables and payables with its subsidiaries and other related parties. As of March 31, 2021 and December 31, 2020, the Company had accounts receivable from Fresenius SE related to short-term financing in the amount of €789 and €1,037, respectively. As of March 31, 2021, the Company had accounts payable to Fresenius SE related to short-term financing in the amount of €1,293. As of December 31, 2020, the Company did not have accounts payable to Fresenius SE related to short-term financing. The interest rates for these cash management arrangements are set on a daily basis and are based on the then-prevailing overnight reference rate, with a floor of zero, for the respective currencies.

On August 19, 2009, the Company borrowed €1,500 from the General Partner on an unsecured basis at 1.335%. The loan repayment has been extended periodically and is currently due on August 20, 2021 with an interest rate of 0.825%. On November 28, 2013, the Company borrowed an additional €1,500 with an interest rate of 1.875% from the General Partner. The loan repayment has been extended periodically and is currently due on November 23, 2021 with an interest rate of 1.025%.

At March 31, 2021, the Company borrowed from Fresenius SE €10,714 on an unsecured basis at an interest rate of 0.825%. At December 31, 2020, the Company borrowed from Fresenius SE in the amount of  €13,320 on an unsecured basis at an interest rate of 0.825%. For further information on this loan agreement, see note 5.

d)    Key management personnel

Due to the Company’s legal form of a German partnership limited by shares, the General Partner holds a key management position within the Company. In addition, as key management personnel, members of the Management Board and the Supervisory Board, as well as their close relatives, are considered related parties.

The Company’s Articles of Association provide that the General Partner shall be reimbursed for any and all expenses in connection with management of the Company’s business, including remuneration of the members of the General Partner’s supervisory board and the members of the Management Board. The aggregate amount reimbursed to the General Partner was €8,783 and €8,265 for its management services during the three months ended March 31, 2021 and 2020, respectively. As of March 31, 2021 and December 31, 2020, the Company had accounts receivable from the General Partner in the amount of €437 and €4,061, respectively. As of March 31, 2021 and December 31, 2020, the Company had accounts payable to the General Partner in the amount of €18,673 and €20,863, respectively.